Summary of Significant Accounting Policies (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Noncontrolling Interest [Line Items]
Net income attributable to Himax Technologies, Inc. stockholders	$ 61,476	$ 51,596	$ 10,706
Transfers (to) from the noncontrolling interests:
Increase (decrease) in Himax Technologies, Inc.’s paid-in capital for sale of shares of subsidiaries	(1,455)	501	2,150
Decrease in Himax Technologies, Inc.’s paid-in capital for purchase of shares of subsidiaries	(1,006)	0	(2,532)
Change from net income attributable to Himax Technologies, Inc. stockholders and transfers from noncontrolling interests	$ 59,015	$ 52,097	$ 10,324